Investment in joint venture (Tables) - Asanko Gold Mine (AGM) [Member]	12 Months Ended
Dec. 31, 2019
Disclosure of joint ventures [line items]
Disclosure of investment in joint venture using equity method [Table Text Block]
	December 31, 2019	December 31, 2018
	$	$
Balance, beginning of year	126,264	-
Initial recognition of investment in joint venture	-	127,314
Company's share of net loss of the JV for the year	(126,264)	(1,050)
Balance, end of year	-	126,264

Disclosure of pricing assumption [Table Text Block]
Gold price assumption	2020	2021	2022 to 2024	Long-term	Weighted Average
Gold price (per ounce)	$1,500	$1,425	$1,400	$1,350	$1,373

Disclosure of sensitivity analysis [Table Text Block]
Assumption	Sensitivity	Impact on recoverable amount (100% basis)
		Increase ($’millions)	Decrease ($’millions)
Gold price (weighted average)	+/- $100/oz	$98.6	$130.3
Discount rate	+/- 1.0%	$7.9	$7.4

Disclosure of operating and financial results of the JV [Table Text Block]
		2019	2018
	Note	$	$
Revenues	(i)	340,969	283,873
Production costs	(ii)	(199,234)	(158,047)
Depreciation and depletion	(viii)	(95,418)	(76,273)
Royalties	(ii)	(17,159)	(14,250)
Income from mine operations		29,158	35,303

Exploration and evaluation expenditures		(6,092)	(3,370)
General and administrative expenses		(6,549)	(8,808)
Income from operations		16,517	23,125

Impairment		(289,589)	-
Fair value adjustment associated with JV Transaction	(iii)	-	(126,897)
Finance expense	(xii)	(8,905)	(11,088)
Finance income		283	252
Foreign exchange gain		1,171	1,181
Net loss before taxes		(280,523)	(113,427)

Current income tax expenses		-	(19)
Deferred income tax expense	(iv)	-	(11,430)
Net loss after tax for the year		(280,523)	(124,876)

Company's share of net loss of the JV for the year		(126,264)	(1,050)

		December 31, 2019	December 31, 2018
	Note	$	$
Assets
Current assets
Cash and cash equivalents		40,758	21,648
Restricted cash	(xii)	3,000	-
Receivables		9,516	4,513
Inventories	(v)	49,968	68,141
Prepaid expenses and deposits		2,031	2,693
VAT receivable		10,556	12,317
		115,829	109,312
Non-current assets	(vi),(vii),(viii)	238,781	490,825

Total assets		354,610	600,137

Liabilties
Current liabilities
Accounts payable and accrued liabilities		62,153	52,656
Lease liability	(ix)	18,142	-
		80,295	52,656
Non-current liabilities
Lease liability	(ix)	5,063	-
Long-term incentive plan liability		402	217
Deferred tax liability		-	-
Asset retirement provisions	(x)	56,148	34,036
		61,613	34,253

Total liabilities		141,908	86,909
Equity		212,702	513,228
Total liabilities and equity		354,610	600,137

Disclosure of production costs of joint venture [Table Text Block]
	December 31, 2019	December 31, 2018
	$	$
Raw materials and consumables	(49,560)	(53,949)
Salary and employee benefits	(33,015)	(25,106)
Contractors (net of deferred stripping costs)	(97,443)	(94,652)
Change in stockpile, gold-in-process and gold dore inventories	(3,056)	25,184
Insurance, government fees, permits and other	(15,749)	(9,018)
Share-based payments	(411)	(506)
Total production costs	(199,234)	(158,047)

Disclosure of after-tax amount recognized in records of AGM of joint venture [Table Text Block]
December 31, 2018
$
Mineral properties, plant and equipment	(154,675)
Deferred income tax liability	34,204
(120,471)
Accelerated accretion on long-term debt	(6,226)
Transaction costs directly related to JV Transaction	(200)
Fair value adjustment associated with JV Transaction	(126,897)

Disclosure of summary of inventories held by the AGM of joint venture [Table Text Block]
	December 31, 2019	December 31, 2018
	$	$
Gold dore on hand	2,804	-
Gold-in-process	1,726	5,325
Ore stockpiles	58,641	55,698
Materials and spare parts	18,679	17,004
Total inventories	81,850	78,027

Less non-current inventories:
Ore stockpiles	(31,882)	(9,886)
Total current inventories	49,968	68,141

Disclosure of right of use assets of joint venture [Table Text Block]
December 31, 2019
$
Balance, beginning of year	-
Initial recognition of right-of-use assets upon adoption of IFRS 16	36,616
Recognition of mining contractor services agreements entered into during the year	10,502
Depreciation expense	(17,255)
Derecognition associated with termination of contractor services agreement	(10,343)
Balance, end of year	19,520

Disclosure of lease liability of joint venture [Table Text Block]
December 31, 2019
$
Balance, beginning of year	-
Initial recognition of lease liability upon adoption of IFRS 16	36,616
Recognition of lease agreements entered into during the year	10,502
Lease payments made during the year	(15,386)
Interest expense	1,817
Derecognition associated with termination of contractor services agreement	(10,344)
Total lease liability, end of year	23,205
Less: current lease liability	(18,142)
Total non-current lease liability, end of year	5,063

Disclosure of movement in asset retirement obligation [Table Text Block]
	December 31, 2019	December 31, 2018
	$	$
Balance, beginning of year	34,036	30,790
Accretion expense	903	888
Change in obligation	21,309	2,358
Reclamation undertaken during the year	(100)	-
Balance, end of year	56,148	34,036

Disclosure of finance expenses incurred by the joint ventures [Table Text Block]
	December 31, 2019	December 31, 2018
	$	$
Realized loss on hedging instruments	(4,440)	-
Interest on lease liabilities	(1,817)	-
Interest charges on Red Kite loan and associated withholding taxes	-	(10,142)
Fees and expenses associated with revolving credit facility	(1,670)
Accretion charges on asset retirement provisions	(903)	(888)
Other	(75)	(58)
Total finance expense	(8,905)	(11,088)

Disclosure of cash flows of joint venture [Table Text Block]
	December 31, 2019	December 31, 2018
	$	$
Cash provided by (used in):
Operating cash flow before working capital changes	109,785	100,454
Operating activities	120,375	72,487
Investing activities	(62,672)	(85,633)
Financing activities	(35,272)	12,820
Impact of foreign exchange on cash and cash equivalents	(321)	(71)
Increase (decrease) in cash and cash equivalents during the year	22,110	(397)
Cash and cash equivalents, beginning of year	21,648	22,045
Cash and cash equivalents and restricted cash, end of year	43,758	21,648